DEBT TO RELATED PARTIES	6 Months Ended
Jun. 30, 2022
Convertible Notes Payable To Related Party Abstract
DEBT TO RELATED PARTIES
NOTE 9 – DEBT TO RELATED PARTIES

Convertible Notes Payable to a Related Party

The Company has an agreement with an entity related to its main shareholder, to provide it with up to $3,000 in revolving loans through January 1, 2022. Loans received under the arrangement beared interest, which was compounded semi-annually and payable at maturity, at the interest rate of LIBOR plus 7% for U.S. dollar-denominated loans and the Company’s European commercial bank interest base rate plus 3% for Euro-denominated loans. The arrangement was secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert up to $2,000 of the loan into the Company’s shares at a price of $0.40 per share. In October 2020, the entity converted $800 into 2,000,000 shares.

In December 2021, the loan was extended until January 2024, the loan amount was reduced to $2,000 and the interest rate was adjusted to 2.5% per annum.

As of June 30, 2022, and December 31, 2021 the convertible notes payable to this related party consist of $1,128 and $1,192, respectively.

Total interest expense related to the note is $16 and $40 for the periods ended June 30, 2022, and 2021, respectively.